ACCOUNTS RECEIVABLE (Details)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 20,729	$ 134,960	¥ 971,135	$ 211,369
Allowance for CECL	(73)	$ (134,960)		(47,199)
Accounts receivable, net	$ 20,656			$ 164,170